TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
Schedule of composition of trade and other receivables

	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	238,146,331	205,466,469	56,781	42,726
Other debtors	39,798,245	55,281,501	483,139	83,738
Other accounts receivable	1,825,710	4,742,656	—	—
Total	279,770,286	265,490,626	539,920	126,464

	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	242,638,974	210,175,775	56,781	42,726
Other debtors	40,206,431	55,281,501	483,139	83,738
Other accounts receivable	1,921,211	4,744,721	—	—
Total	284,766,616	270,201,997	539,920	126,464

Schedule of stratification of the portfolio

	12.31.2022	12.31.2021
	ThCh$	ThCh$
Less than one month	229,587,868	195,325,587
Between one and three months	4,577,833	6,843,836
Between three and six months	2,418,252	1,808,425
Between six and eight months	5,392,862	2,235,866
Older than eight months	718,940	4,004,787
Total	242,695,755	210,218,501

Schedule of provision for expected credit losses

	12.31.2022
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	229,587,868	(701,701)	0.31%
Between one and three months	4,577,833	(431,630)	9.43%
Between three and six months	2,418,252	(786,856)	32.54%
Between six and eight months	5,392,862	(2,402,146)	44.54%
Older than eight months	718,940	(170,310)	23.69%
Total	242,695,755	(4,492,643)

Schedule of movement in the allowance for expected credit losses

	12.31.2022	12.31.2021
	ThCh$	ThCh$
Opening balance	4,711,371	6,795,663
Increase (decrease)	(150,671)	1,697,887
Provision reversal	(654,381)	(3,832,220)
Increase (decrease) for changes of foreign currency	586,324	50,041
Sub – total movements	(218,728)	(2,084,292)
Ending balance	4,492,643	4,711,371